Future Aircraft Leases Payments - Schedule of Future Minimum Income from Lease Agreements (Detail) - Aircraft Under Operating Lease [member] $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum income	$ 2,485
Year one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum income	$ 2,485